INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORY
Schedule of inventory

	December 31,	December 31,
	2021	2020
Materials, supplies, and packaging	$12,805,219	$3,530,275
Work in process	56,857,874	10,454,491
Finished goods	23,125,175	8,934,839
Incremental costs to acquire cannabis inventory in a business combination, net	574,717	–

Total inventory, net	$93,362,985	$22,919,605